Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 27,565	£ 27,444
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,123	14,655
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,035	7,940
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,829	62,486
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54,987	58,466
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,173	1,875
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,528	1,403
Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,141	742
UK | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,533	27,401
UK | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,091	14,612
UK | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
UK | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,035	7,940
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,260	56,406
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,806	54,651
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,379	1,219
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,075	536
UK | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	43
Europe | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	43
Europe | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,344	2,178
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,886	950
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	422	656
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,036	572
Europe | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	317	550
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83	469
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	0
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	230	81
US | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,908	3,352
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,212	2,396
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	368	0
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	187	214
Rest of World | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 1,141	£ 742